Income taxes (Tables) - EUDA Health Limited [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	(Unaudited)	(Unaudited)
Current	$107,903	$66,608	$75,821	$79,752
Deferred	(9,950)	(13,957)	(27,680)	(32,275)
Provision for income taxes	$97,953	$52,651	$48,141	$47,477

The provision for income taxes consisted of the following:

	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
	(Unaudited)	(Unaudited)
Current	$89,333	$70,685
Deferred	(14,808)	(20,831)
Provision for income taxes	$74,525	$49,854

Schedule of Effective Income Tax Rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	(Unaudited)	(Unaudited)
Singapore statutory income tax rate	17.0%	17.0%	17.0%	17.0%
Tax rate difference outside Singapore (1)	0.0%	0.0%	0.1%	0.9%
Taxable income below exemption threshold	2.3%	(0.9)%	(2.4)%	(12.4)%
Change in valuation allowance	(10.2)%	13.7%	29.8%	58.4%
Permanent difference (2)	(15.5)%	(26.0)%	(39.4)%	(44.6)%
Effective tax rate	(6.4)%	3.8%	5.1%	19.3%

(1)	It is due to tax rate difference of the entities incorporated in Vietnam, Malaysia and British Virgin Islands.
(2)	Permanent difference mainly consisted of income such as offshore investment income and Covid-19 related government grant which is non-taxable under local tax laws.

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30,	December 31,	December 31,
	2022	2021	2020
	(Unaudited)
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$943,314	$812,715	$548,937
Allowance for doubtful account	11,941	13,736	6,443
Less: valuation allowance	(955,255)	(826,451)	(555,380)
Deferred tax assets, net	$-	$-	$-
Deferred tax liabilities:
Customer relationship	$38,080	$49,294	$78,419
Deferred tax liabilities, net	$38,080	$49,294	$78,419

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	September 30, 2022	December 31, 2021
	(Unaudited)
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$926,789	$812,715
Allowance for doubtful account	14,961	13,736
Less: valuation allowance	(941,750)	(826,451)
Deferred tax assets, net	$-	$-
Deferred tax liabilities:
Customer relationship	$32,121	$49,294
Deferred tax liabilities, net	$32,121	$49,294

Schedule of Taxes Payable

Taxes payable consist of the following:

	June 30, 2022	December 31, 2021	December 31, 2020
	(Unaudited)
GST taxes payable	$162,107	$225,095	$124,780
Income taxes payable	116,418	82,248	79,730
Totals	$278,525	$307,343	$204,510
Taxes payable consist of the following:
	September 30, 2022	December 31, 2021
	(Unaudited)
GST taxes payable	$87,797	$225,095
Income taxes payable	41,086	82,248
Totals	$128,883	$307,343